CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                October 21, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


        Re:          First Trust Exchange-Traded Fund VII
                   (Registration Nos. 333-184918, 811-22767)
                -----------------------------------------------


Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VII (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on October 18, 2013. The Registration Statement relates to First Trust Global Tactical Commodity Strategy Fund, a series of the Registrant. If you have any questions or comments, please telephone the undersigned at (312) 845 3484.

                                   Very truly yours,

                                   CHAPMAN AND CUTLER LLP

                                   By: /s/ Morrison C. Warren
                                       ------------------------------
                                           Morrison C. Warren

Enclosures